Note 8 - Other Intangible Assets (Details) - Analysis of the Core Deposit Intangible Activity - Core Deposits [Member] - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Core Deposit Intangible
Acquired Intangible Asset, Gross, Balance	$ 1,056,693	$ 1,056,693	$ 1,056,693
Acquired Intangible Asset, Accumulated Amortization	(940,429)	(904,681)	(868,932)
Acquired Intangible Asset, Net, Balance	116,264	152,012	187,761
Amortization Expense	$ (35,748)	$ (35,749)	$ (35,749)